Basis of Presentation and General Information - Additional Information (Details)	Dec. 31, 2021 item
Noncontrolling Interest [Line Items]
Number of additional public common stock offerings	5
Number of additional public preferred stock offerings	3
Number of subsidiaries	58
Number of drybulk vessels	39
Number of newbuild vessels	9
Safe Bulkers | Polys Hajioannou
Noncontrolling Interest [Line Items]
Ownership percentage by largest shareholder	39.77%